General	12 Months Ended
Dec. 31, 2017
General
1.	General

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of LBL HoldCo II, Inc. (formerly Resolution Life, Inc.) (“HoldCo”), which in turn is a wholly owned subsidiary of LBL HoldCo, Inc. (formerly Resolution Life Holdings, Inc.). HoldCo was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, is a wholly owned subsidiary of Lincoln Benefit.

The Company became a wholly owned subsidiary of LBL HoldCo II, Inc. on April 1, 2014 after receiving all required regulatory approvals. Prior to this date, it was a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”).

On October 2, 2017, LBL HoldCo, Inc., the indirect parent of the Company, announced that a definitive agreement had been entered into for the acquisition of LBL HoldCo, Inc. and subsidiaries (including Lincoln Benefit) by an affiliate of Global Bankers Insurance Group. The Transaction is expected to close in 2018, subject to receipt of appropriate regulatory approvals and satisfaction of other customary closing conditions

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia and the U.S. Virgin Islands. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Financial Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased, and sales through the Allstate Financial Sales channel continued through 2017. The Company operates as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

ALIC reinsures and administers all life insurance business written by Lincoln Benefit through the Allstate Financial Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, and certain term life policies written by Lincoln Benefit. Lincoln Benefit’s variable annuity business also remains reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. The variable annuity business continues to be reinsured and administered by ALIC under an existing reinsurance administrative services agreement between Lincoln Benefit and ALIC.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

Consolidation

The accompanying consolidated financial statements include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.